Collection Period Ended 29-Feb-2012
Principal Note
Payment Factor
13,481,477.73 0.000000
38,251,082.46 0.918441
0.00 1.000000
0.00 1.000000
51,732,560.19
Interest & Principal
Payment
13,483,830.78
38,386,525.75
319,458.33
134,708.33
$52,324,523.19
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Distribution Date 15-Mar-2012
15-Feb-2012
Determination Date 13-Mar-2012
Record Date 14-Mar-2012
Face Amount
Initial Beginning Ending
0.00
Balance Balance Balance
Principal per $1000
451,000,000.00
27.235309
Class A-2 Notes 469,000,000.00 469,000,000.00 430,748,917.54 81.558811
Class A-1 Notes 495,000,000.00 13,481,477.73
1,014,248,917.54
0.000000
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Class A-3 Notes 451,000,000.00 451,000,000.00
Adjusted Pool Balance 1,638,468,899.86 1,174,939,659.57 1,123,207,099.38
Yield Supplement Overcollateralization Amount 53,171,320.50 36,598,914.80 34,773,867.02
Pool Balance
1,691,640,220.36
1,211,538,574.37
1,157,980,966.40
27.240062
Current Overcollateralization Amount 108,958,181.84 6.65%
Class A-1 Notes 0.216670% 2,353.05 0.004754
Class A-2 Notes 0.358500% 135,443.29 0.288792
Class A-3 Notes 0.850000% 319,458.33 0.708333
1.220000% 134,708.33 1.016667
81.847603
0.708333
1.016667
Total
$591,963.00
Class A-4 Notes
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Mar-2012
Amount Percentage
Initial Overcollateralization Amount
30/360 Days
Actual/360 Days 29
Dates
Collection Period No. 8
29-Feb-2012 Collection Period (from... to) 1-Feb-2012
Total Note Balance
1,547,500,000.00
1,065,981,477.73
30
1-m Libor 0.248500%
Summary
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Feb-2012 15-Mar-2012
90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Interest per
Available Funds
Distributions
Principal Collections
0.00
Interest Collections 3,616,671.43 Nonrecoverable Advances to the Servicer 0.00
53,013,065.72 (1) Total Servicing Fee 1,009,615.48
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 51,732,560.19
Advances made by the Servicer 0.00
Available Collections
56,940,178.34 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
56,940,178.34
Total Distribution
Available Funds
56,940,178.34
(9) Excess Collections to Certificateholders 3,606,039.67
Distribution Detail
Due Paid Shortfall
Monthly Interest Distributable Amount 591,963.00 591,963.00 0.00
thereof on Class A-1 Notes 2,353.05 2,353.05 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
135,443.29 135,443.29
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
0.00 0.00
Interest Distributable Amount Class A Notes 591,963.00 591,963.00 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 51,732,560.19 51,732,560.19 0.00
Aggregate Principal Distributable Amount
Recoveries 151,996.19 (3) Interest Distributable Amount Class A Notes 591,963.00
Net Liquidation Proceeds 158,445.00 (2) Total Trustee Fees (max. $100,000 p.a.)
(5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
1,009,615.48 0.00
Total Trustee Fee
0.00 0.00 0.00
Total Servicing Fee 1,009,615.48
0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-2 Notes
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00
51,732,560.19 51,732,560.19 0.00
Reserve Fund and Investment Earnings
plus Net Investment Earnings for the Collection Period
0.00
0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Deficiency 0.00
Investment Earnings for the Collection Period 0.00
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance 4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
Notice to Investors
Investment Earnings
minus Net Investment Earnings
Reserve Fund Amount - Ending Balance 4,096,172.25
Principal Collections 35,374,387.55
Pool Factor 68.45%
1,157,980,966.40 52,869 Pool Balance end of Collection Period
As of Cutoff Date Current
38.72
Weighted Average Seasoning (months) 13.28
Weighted Average APR 3.62% 3.60%
Weighted Average Number of Remaining Payments
21.38
31-60 Days Delinquent 3,559,117.14
Delinquency Profile *
45.89
61-90 Days Delinquent
981,903.89
648,664.86
23
Principal Gross Losses
Losses
Current
544,542.25
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Principal Net Losses 237,839.91
156,879.22
Principal Recoveries
Principal Net Liquidation Proceeds
149,823.12
Cumulative Principal Net Losses 1,586,346.24
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.094%
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,691,640,220.36 62,088
Principal Collections attributable to Full Pay-offs 17,638,678.17
Principal Purchase Amounts 0.00
Principal Gross Losses 544,542.25
Pool Balance beginning of Collection Period 1,211,538,574.37 53,955
Percentage
Current
52,664 99.55% 1,152,791,280.51
Amount Number of Receivables
139 0.31%
43
0.08%
0.06%
Total 100.00% 1,157,980,966.40 52,869
91-120 Days Delinquent